Long-Term Debt - Total Debt (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument
Total long-term debt	$ 475,750	$ 605,012
Less: Deferred loan issuance costs	6,635	2,825
Less: loan associated with vessel held for sale	14,781	0
Total long-term debt, net	454,334	602,187
Less: Current portion of long-term debt	52,057	40,534
Add: Current portion of deferred loan issuance costs	1,543	966
Long-term debt, net	403,820	562,619
(i) Issued In September 2017 maturing in October 2023 (the "2017 credit facility)
Debt Instrument
Total long-term debt	$ 460,000	0
Margin	3.25%
(ii) Assumed in October 2016 maturing in November 2022 (the ''2015 credit facility'')
Debt Instrument
Total long-term debt	$ 15,750	15,750
Margin	2.50%
(iii) Issued in March 2007 repaid in October 2017 (the ''2007 credit facility'')
Debt Instrument
Total long-term debt	$ 0	185,975
Margin	3.00%
(iv) Issued in March 2008 repaid in October 2017 (the ''2008 credit facility'')
Debt Instrument
Total long-term debt	$ 0	181,641
Margin	3.00%
(v) Issued in June 2011 fully repaid in October 2017 (the ''2011 credit facility'')
Debt Instrument
Total long-term debt	$ 0	14,000
Margin	3.25%
(vi) Issued in September 2013 repaid in October 2017 (the ''2013 credit facility'')
Debt Instrument
Total long-term debt	$ 0	$ 207,646
Margin	3.50%